NUVEEN EQUITY LONG/SHORT FUND

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

1.	The second sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Long/Short Fund—Principal Investment Strategies” is deleted.

2.	The third sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Market Neutral Fund—Principal Investment Strategies” is deleted.

3.	The first paragraph of the section “How We Manage Your Money—More About Our Investment Strategies” is deleted and replaced with the following:

The investment objectives of Nuveen Equity Long/Short Fund, Nuveen Growth Fund and Nuveen Large Cap Value Fund, which are described in the “Fund Summaries” section, may not be changed without shareholder approval. The investment objectives of Nuveen Concentrated Core Fund, Nuveen Core Dividend Fund, Nuveen Equity Market Neutral Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund and Nuveen Large Cap Growth Fund, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If an investment objective of Nuveen Concentrated Core Fund, Nuveen Core Dividend Fund, Nuveen Equity Market Neutral Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund or Nuveen Large Cap Growth Fund changes, you will be notified at least 60 days in advance.

Each of Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (a “Name Policy”). Details about each Fund’s Name Policy can be found in the statement of additional information. As a result, each of Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of a Fund’s Name Policy.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-DOLLP-0114P

NUVEEN EQUITY LONG/SHORT FUND

NUVEEN EQUITY MARKET NEUTRAL FUND

NUVEEN GROWTH FUND

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2013

1.	The paragraph in the section “Service Providers—Independent Registered Public Accounting Firm” is deleted and replaced with the following:

Ernst & Young LLP (“Ernst & Young”), 155 North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for Nuveen Concentrated Core Fund, Nuveen Core Dividend Fund, Nuveen Equity Market Neutral Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund and Nuveen Large Cap Growth Fund.

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, served as auditors for Nuveen Equity Long/Short Fund, Nuveen Growth Fund and Nuveen Large Cap Value Fund for the fiscal periods ended August 31, 2013 and prior. Ernst & Young has been selected to serve as auditors for the Funds for the fiscal year ending August 31, 2014.

2.	Effective April 10, 2014, the last two paragraphs of the section “Investment Restrictions” will be deleted and replaced with the following two paragraphs:

Each of Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (a “Name Policy”) whereby each Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including, in the case of Nuveen Large Cap Core Plus Fund, assets acquired through the Fund’s short sales) in equity securities of companies with large capitalizations.

As a result, each of Nuveen Large Cap Core Fund, Nuveen Large Cap Core Plus Fund, Nuveen Large Cap Growth Fund and Nuveen Large Cap Value Fund must provide shareholders with a notice meeting the requirements of Rule 35d-1(c) at least 60 days prior to any change of their Fund’s Name Policy. For purpose of each Name Policy, the Funds consider the term “investments” to include both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives and synthetic instruments with economic characteristics similar to the underlying asset).

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-DOLLSAI-0114P